MS P2 10/20

SUPPLEMENT DATED OCTOBER 22, 2020

TO THE PROSPECTUS DATED

MAY 1, 2020

OF

FRANKLIN MUTUAL BEACON FUND

FRANKLIN MUTUAL EUROPEAN FUND

FRANKLIN MUTUAL FINANCIAL SERVICES FUND

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND

FRANKLIN MUTUAL QUEST FUND

FRANKLIN MUTUAL SHARES FUND

(each a series of Franklin Mutual Series Funds)

Effective November 2, 2020, the prospectus is amended as follows:

I.  The portfolio management team under the “FUND SUMMARIES – Franklin Mutual Global Discovery Fund – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Peter Langerman  Executive Vice President and Chairman of Franklin Mutual and portfolio manager of the  Fund since 2009.

Christian Correa, CFA   President and Chief Investment Officer of Franklin Mutual and portfolio manager of the Fund since 2018.

Katrina Dudley, CFA   Senior Vice President of Franklin Mutual and portfolio manager of the Fund since November 2020.

Timothy Rankin, CFA   Senior Vice President of Franklin Mutual and portfolio manager of the Fund since 2010.

Peter Langerman will be retiring mid-2021. Effective April 1, 2021, it is anticipated that Mr. Langerman will no longer be a portfolio manager of the Fund.

II.  The portfolio management team under the “FUND SUMMARIES – Franklin Mutual Quest Fund – Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Keith Luh, CFA   Senior Vice President of Franklin Mutual and portfolio manager of the Fund since 2010.

Andrew Dinnhaupt, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since November 2020.

III.  The portfolio management team under the “FUND SUMMARIES – Franklin Mutual Shares Fund – Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Peter Langerman  Executive Vice President and Chairman of Franklin Mutual and portfolio manager of the Fund since 2005.

Christian Correa, CFA   President and Chief Investment Officer of Franklin Mutual and portfolio manager of the Fund since November 2020.

Grace Hoefig   Senior Vice President of Franklin Mutual and portfolio manager of the Fund since November 2020.

Debbie Turner, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2001.

Peter Langerman will be retiring effective mid-2021. Effective April 1, 2021, it is anticipated that Mr. Langerman will no longer be a portfolio manager of the Fund.

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IV.  The portfolio management team under the “FUND SUMMARIES – Franklin Mutual Financial Services Fund – Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Andrew Dinnhaupt, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2014.

Luis Hernandez   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2019.

V.     The portfolio management team under the “FUND DETAILS – Management” section of the prospectus is replaced with the following:

Management

Franklin Mutual Beacon Fund

Christian Correa  Co-Lead Portfolio Manager

Mandana Hormozi  Co-Lead Portfolio Manager

Aman Gupta  Co-Lead Portfolio Manager

Franklin Mutual Global Discovery Fund

Peter Langerman  Co-Lead Portfolio Manager

Christian Correa  Co-Lead Portfolio Manager

Katrina Dudley  Co-Lead Portfolio Manager

Timothy Rankin  Co-Lead Portfolio Manager

Franklin Mutual European Fund

Katrina Dudley  Co-Lead Portfolio Manager

Mandana Hormozi  Co-Lead Portfolio Manager

Todd Ostrow  Assistant Portfolio Manager

Franklin Mutual Financial Services Fund

Andrew Dinnhaupt  Lead Portfolio Manager

Luis Hernandez  Portfolio Manager

Franklin Mutual Quest Fund

Keith Luh  Lead Portfolio Manager

Andrew Dinnhaupt  Portfolio Manager

Franklin Mutual Shares Fund

Peter Langerman  Co-Lead Portfolio Manager

Christian Correa  Co-Lead Portfolio Manager

Grace Hoefig  Co-Lead Portfolio Manager

Debbie Turner  Assistant Portfolio Manager

Christian Correa  President and Chief Investment Officer of Franklin Mutual

Mr. Correa has been a co-lead portfolio manager of the Franklin Mutual Beacon Fund since 2007, co-lead portfolio manager of the Franklin Mutual Global Discovery Fund since 2018 and co-lead portfolio manager of the Franklin Mutual Shares Fund since November 2020. He joined Franklin Templeton in 2003.

Andrew Dinnhaupt, CFA  Portfolio Manager of Franklin Mutual

Mr. Dinnhaupt has been a co-lead portfolio manager of the Franklin Mutual Financial Services Fund since 2014 and assumed the duties of lead portfolio manager in November 2020. He has been a portfolio manager of the Franklin Mutual Quest Fund since November 2020. He joined Franklin Templeton in 2011.

Katrina Dudley, CFA  Senior Vice President of Franklin Mutual

Ms. Dudley has been a co-lead portfolio manager of the Franklin Mutual European Fund since 2007 and co-lead portfolio manager of the Franklin Mutual Global Discovery Fund since November 2020. She joined Franklin Templeton in 2002.

Aman Gupta, CFA   Portfolio Manager of Franklin Mutual

Mr. Gupta has been a portfolio manager of the Franklin Mutual Beacon Fund since 2014 and a co-lead portfolio manager since 2018. He joined Franklin Templeton in 2010.

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Luis Hernandez  Portfolio Manager of Franklin Mutual

Mr. Hernandez has been a portfolio manager of the Franklin Mutual Financial Services Fund since 2019. He joined Franklin Templeton in 2002.

Grace Hoefig  Senior Vice President of Franklin Mutual

Ms. Hoefig has been a co-lead portfolio manager of the Franklin Mutual Shares Fund since November 2020. She joined Franklin Templeton in 2008.

Mandana Hormozi   Portfolio Manager of Franklin Mutual

Ms. Hormozi has been a co-lead portfolio manager of the Franklin Mutual Beacon Fund since 2009 and a co-lead portfolio manager of the Franklin Mutual European Fund since 2018. She joined Franklin Templeton in 2003.

Peter Langerman  Executive Vice President and Chairman of Franklin Mutual

Mr. Langerman rejoined Franklin Templeton in 2005 and has been a co-lead portfolio manager of the Franklin Mutual Shares Fund since 2005 and Franklin Mutual Global Discovery Fund since 2009. He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Funds, including Franklin Mutual Shares Fund, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the Funds’ former manager.

Keith Luh, CFA  Senior Vice President of Franklin Mutual

Mr. Luh has been a co-lead portfolio manager of the Franklin Mutual Quest Fund since 2010 and assumed the duties of lead portfolio manager in November 2020.  He joined Franklin Templeton in 2005.

Todd Ostrow   Portfolio Manager of Franklin Mutual

Mr. Ostrow has been an assistant portfolio manager of the Franklin Mutual European Fund since 2019. He joined Franklin Templeton in 2013.

Timothy Rankin, CFA   Senior Vice President of Franklin Mutual

Mr. Rankin has been a portfolio manager of the Franklin Mutual Global Discovery Fund since 2010 and assumed the duties of co-lead portfolio manager in 2014. He first joined Franklin Templeton in 1997 through 2004 and rejoined in 2010.

Debbie Turner, CFA   Portfolio Manager of Franklin Mutual

Ms. Turner has been an assistant portfolio manager of the Franklin Mutual Shares Fund since 2001. She joined Franklin Templeton in 1996. Between 1993 and 1996, she was employed at Heine Securities Corporation, the Funds’ former manager.

Peter Langerman will be retiring effective mid-2021. Effective April 1, 2021, it is anticipated that Mr. Langerman will no longer be a portfolio manager of the Franklin Mutual Global Discovery Fund and Franklin Mutual Shares Fund.

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Please keep this supplement with your prospectus for future reference.